CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Details of the collateral transactions (Details) - Reverse repurchase agreement and security borrowings [Member] - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 626,925	S/ 899,435
Financial assets, at fair value	S/ 623,954	S/ 901,377
Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	5.37%	5.61%
Financial assets	S/ 259,093	S/ 550,186
Financial assets, at fair value	S/ 258,442	S/ 550,579
Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Chilean pesos
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	(0.53%)	0.34%
Financial assets	S/ 25,775	S/ 22,507
Financial assets, at fair value	S/ 24,427	S/ 22,507
Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed, interest rate	1.40%	4.44%
Financial assets	S/ 342,057	S/ 326,742
Financial assets, at fair value	341,085	328,291
Not later than three days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	23,423	261,718
Not later than three days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0	97,747
Not later than three days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0	7,002
Not later than three days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	23,423	156,969
Later than three and not later than thirty days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	516,094	522,480
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	259,093	376,043
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	25,775	15,505
Later than three and not later than thirty days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	231,226	130,932
Later than thirty days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	87,408	115,237
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0	76,396
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	0	0
Later than thirty days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial assets	S/ 87,408	S/ 38,841